Income Taxes (Schedule Of Loss Before Income Taxes) (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended		11 Months Ended		12 Months Ended
	Oct. 31, 2015	Oct. 31, 2014	Oct. 31, 2015	Oct. 31, 2014	Apr. 30, 2015	Apr. 30, 2014	May. 31, 2014	May. 31, 2013
Income Taxes [Abstract]
United States					$ (187.7)		$ (120.0)	$ (111.5)
Foreign					155.2		254.3	57.9
Income (loss) before income tax	$ 3.7	$ 32.9	$ 71.6	$ 119.2	$ (32.5)	$ 66.6	$ 134.3	$ (53.6)